Related Party Transactions-Transactions with existing related parties -Receivables (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Oct. 31, 2021
Related Party Transaction [Line Items]
Due from (to) related party	$ 3,455,000		$ 3,484,000
Avenir LNG
Related Party Transaction [Line Items]
Due from (to) related party	3,374,000		3,225,000
Avenir LNG | Debt guarantee compensation
Related Party Transaction [Line Items]
Compensation amount	100,000	$ 200,000
Avenir LNG | Loan To Related Party
Related Party Transaction [Line Items]
Shareholder loan				$ 5,300,000
Proceeds from related party debt	$ 1,800,000
Related party transaction rate	5.00%
Interest receivable	$ 44,000
Interest and commitment fee receivable, undrawn portion	35,000
Magni Partners
Related Party Transaction [Line Items]
Due from (to) related party	81,000		81,000
Borr Drilling
Related Party Transaction [Line Items]
Due from (to) related party	0		149,000
2020 Bulkers
Related Party Transaction [Line Items]
Due from (to) related party	$ 0		$ 29,000